Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Schedule of long-term debt
	December 31,
	2022	2021
Term Loan	$1,673	$2,136
Less current portion	(269)	(293)
Long-term debt less current portion	$1,404	$1,843

Schedule of aggregate maturities of long-term debt
2023	$269
2024	275
2025	280
2026	286
2027	291
Thereafter	272
$1,673